Information of income and expense for each operating segment (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Information of income and expense for each operating segment [Line Items]
Net interest income	₩ 9,737,964	₩ 8,580,089	₩ 7,842,953
Net fees and commission income	2,140,519	1,938,997	1,710,954
Reversal of (provision for) ACL	(980,692)	(747,877)
Impairment losses on financial assets			(1,013,548)
General and administrative expenses	(5,134,674)	(4,741,575)	(4,811,198)
Other income (expense), net	(716,867)	(530,220)	100,865
Operating income	5,046,250	4,499,414	3,830,026
Equity method income (loss)	53,287	17,488	20,393
Income tax expense (benefit)	1,269,124	1,268,345	848,403
Profit for the year	3,642,384	3,198,265	2,949,205
Controlling interest	3,403,497	3,156,722	2,918,816
Non-controlling interests	238,887	41,543	30,389
Banking
Information of income and expense for each operating segment [Line Items]
Net interest income	5,989,462	5,707,813	5,107,888
Net fees and commission income	950,389	850,646	816,795
Reversal of (provision for) ACL	(389,004)	(250,134)
Impairment losses on financial assets	0	0	(674,706)
General and administrative expenses	(3,177,158)	(3,098,629)	(3,149,436)
Other income (expense), net	(211,882)	(163,104)	(11,556)
Operating income	3,161,807	3,046,592	2,088,985
Equity method income (loss)	(764)	(977)	1,306
Income tax expense (benefit)	718,650	832,494	418,679
Profit for the year	2,256,652	2,195,263	1,623,425
Controlling interest	2,256,576	2,194,950	1,623,184
Non-controlling interests	76	313	241
Banking | External customers
Information of income and expense for each operating segment [Line Items]
Net interest income	5,995,097	5,714,568	5,113,584
Net fees and commission income	1,157,020	872,631	844,349
Banking | Internal transactions
Information of income and expense for each operating segment [Line Items]
Net interest income	(5,635)	(6,755)	(5,696)
Net fees and commission income	(206,631)	(21,985)	(27,554)
Credit card
Information of income and expense for each operating segment [Line Items]
Net interest income	1,753,966	1,583,100	1,501,054
Net fees and commission income	403,259	433,043	359,408
Reversal of (provision for) ACL	(566,415)	(466,447)
Impairment losses on financial assets	0	0	(291,694)
General and administrative expenses	(745,848)	(751,580)	(831,927)
Other income (expense), net	(33,204)	74,954	567,234
Operating income	811,758	873,070	1,304,075
Equity method income (loss)	0	0	0
Income tax expense (benefit)	205,863	225,837	285,853
Profit for the year	609,582	629,307	1,012,755
Controlling interest	609,350	630,993	1,027,823
Non-controlling interests	232	(1,686)	(15,068)
Credit card | External customers
Information of income and expense for each operating segment [Line Items]
Net interest income	1,781,266	1,602,849	1,517,399
Net fees and commission income	254,139	464,342	384,356
Credit card | Internal transactions
Information of income and expense for each operating segment [Line Items]
Net interest income	(27,300)	(19,749)	(16,345)
Net fees and commission income	149,120	(31,299)	(24,948)
Securities
Information of income and expense for each operating segment [Line Items]
Net interest income	457,852	429,095	433,047
Net fees and commission income	351,303	388,944	297,718
Reversal of (provision for) ACL	1,325	(9,226)
Impairment losses on financial assets	0	0	(15,752)
General and administrative expenses	(511,418)	(493,906)	(444,935)
Other income (expense), net	(59,006)	17,963	(17,229)
Operating income	240,056	332,870	252,849
Equity method income (loss)	18,163	15,228	12,081
Income tax expense (benefit)	68,311	95,438	63,472
Profit for the year	220,764	251,268	211,919
Controlling interest	220,850	251,265	211,907
Non-controlling interests	(86)	3	12
Securities | External customers
Information of income and expense for each operating segment [Line Items]
Net interest income	450,268	423,156	427,888
Net fees and commission income	361,526	400,227	306,407
Securities | Internal transactions
Information of income and expense for each operating segment [Line Items]
Net interest income	7,584	5,939	5,159
Net fees and commission income	(10,223)	(11,283)	(8,689)
Life insurance
Information of income and expense for each operating segment [Line Items]
Net interest income	1,647,795	761,742	727,917
Net fees and commission income	167,324	69,780	53,271
Reversal of (provision for) ACL	(797)	(13,400)
Impairment losses on financial assets	0	0	(13,162)
General and administrative expenses	(443,013)	(227,740)	(222,650)
Other income (expense), net	(786,103)	(409,151)	(385,226)
Operating income	585,206	181,231	160,150
Equity method income (loss)	(1,296)	(1,026)	(910)
Income tax expense (benefit)	187,608	50,429	41,441
Profit for the year	395,325	131,021	120,642
Controlling interest	395,325	131,021	120,642
Non-controlling interests	0	0	0
Life insurance | External customers
Information of income and expense for each operating segment [Line Items]
Net interest income	1,647,988	762,978	727,975
Net fees and commission income	175,171	77,145	60,555
Life insurance | Internal transactions
Information of income and expense for each operating segment [Line Items]
Net interest income	(193)	(1,236)	(58)
Net fees and commission income	(7,847)	(7,365)	(7,284)
Others
Information of income and expense for each operating segment [Line Items]
Net interest income	127,564	95,618	69,231
Net fees and commission income	272,244	198,828	180,510
Reversal of (provision for) ACL	(25,030)	(10,238)
Impairment losses on financial assets	0	0	(36,830)
General and administrative expenses	(335,090)	(263,046)	(234,649)
Other income (expense), net	129,272	80,857	53,815
Operating income	168,960	102,019	32,077
Equity method income (loss)	12,265	6,909	8,796
Income tax expense (benefit)	73,213	59,556	32,805
Profit for the year	100,259	49,168	9,600
Controlling interest	100,259	49,168	9,600
Non-controlling interests	0	0	0
Others | External customers
Information of income and expense for each operating segment [Line Items]
Net interest income	103,161	76,538	56,107
Net fees and commission income	192,663	124,652	115,287
Others | Internal transactions
Information of income and expense for each operating segment [Line Items]
Net interest income	24,403	19,080	13,124
Net fees and commission income	79,581	74,176	65,223
Consolidation adjustment
Information of income and expense for each operating segment [Line Items]
Net interest income	(238,675)	2,721	3,816
Net fees and commission income	(4,000)	(2,244)	3,252
Reversal of (provision for) ACL	(771)	1,568
Impairment losses on financial assets	0	0	18,596
General and administrative expenses	77,853	93,326	72,399
Other income (expense), net	244,056	(131,739)	(106,173)
Operating income	78,463	(36,368)	(8,110)
Equity method income (loss)	24,919	(2,646)	(880)
Income tax expense (benefit)	15,479	4,591	6,153
Profit for the year	59,802	(57,762)	(29,136)
Controlling interest	(178,863)	(100,675)	(74,340)
Non-controlling interests	238,665	42,913	45,204
Consolidation adjustment | External customers
Information of income and expense for each operating segment [Line Items]
Net interest income	(239,816)	0	0
Net fees and commission income	0	0	0
Consolidation adjustment | Internal transactions
Information of income and expense for each operating segment [Line Items]
Net interest income	1,141	2,721	3,816
Net fees and commission income	₩ (4,000)	₩ (2,244)	₩ 3,252